Other Current Assets	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS

Note 6 – OTHER CURRENT ASSETS

Other current assets mainly consist of other receivables and deposits. Other receivables principally include advances to employees for business travel or business development purposes, deferred VAT deductions and other miscellaneous receivables such as utility fees, social insurances, and personal income tax paid in advance on behalf of employees. Deposits include guarantee deposits, rent deposits, and security deposits for bidding on customer projects.

As of December 31, 2020 and 2019, other current assets consist of the following:

	December 31,
	2020	2019
Other receivables	$695,149	$844,173
Deposits	3,725,071	2,564,531
Total other current assets	$4,420,220	$3,408,704